Leases - Additional Information (Details) - ft² ft² in Thousands		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2012
Operating lease weighted average remaining lease term		3 years 9 months 18 days	1 year 7 months 6 days
Operating lease weighted average discount rate		5.80%	5.20%
Seattle [Member]
Area of Land				49,375
Lessee, Operating Lease, Renewal Term	61 months
Lessee Operating Lease Expired Term	2024-10
Gangnamgu [Member]
Area of Land		28,497
Lessee Operating Sub Lease Expired Term		2028-09
Malta [Member]
Area of Land		4,770
Lessee Operating Lease Expired Term		2024-10